Long-Term Debt (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	10 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 25, 2019	Oct. 30, 2019	Dec. 31, 2020	Sep. 18, 2019
Debt Instrument [Line Items]
Restricted cash	$ 50,000,000				$ 50,000,000
Weighted average interest rate	3.10%	4.20%
Total interest incurred on long-term debt	$ 9,531,000	$ 13,939,000
$250 Million Senior Unsecured Notes due 2019 (2019 Notes) [Member]
Debt Instrument [Line Items]
Repayments of notes payable				$ 204,600,000
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member]
Debt Instrument [Line Items]
Principal amount						$ 675,000,000
Credit facility amount drawn down			$ 675,000,000
Debt instrument, description of variable rate basis	LIBOR
Loan Margin Percentage	3.00%
Vessels provided as collateral	six LNG vessels
Maturity profile	5 years
Line of credit facility, repayment installments	20
Debt Instrument, frequency of payments	quarterly
Covenant compliance	As of June 30, 2021, the Partnership was in compliance with all financial covenants prescribed in its $675 Million Credit Facility.
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Restricted cash	$ 50,000,000
$480 Million Senior Secured Term Loan Facility (Term Loan B) [Member]
Debt Instrument [Line Items]
Amount repaid			$ 470,400,000